INVENTORIES - ALLOWANCE FOR DIMINUTION IN VALUE OF INVENTORIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Balance at beginning of year	¥ 6,376	¥ 1,155	¥ 920
Allowance for the year	1,616	5,535	436
Reversal of allowance on disposal	(189)	(114)	(13)
Written off	(5,233)	(217)	(190)
Other increase	12	17	2
Balance at end of year	2,582	6,376	1,155
Costs of inventories recognized as an expense	¥ 2,450,911	¥ 2,366,199	¥ 1,854,629